Accounts Receivable	12 Months Ended
Aug. 31, 2019
Accounts Receivable
Note 5: Accounts Receivable

Note 5: Accounts Receivable

Accounts receivables, which represent outstanding gross billings to clients, are reported net of allowance for doubtful accounts. The Company establishes an allowance for doubtful accounts based on management’s assessment of the collectability of specific accounts and by making a general provision, based on its past experiences, for other potentially uncollectible amounts. The provision for doubtful accounts during the fiscal years ending August 31, 2019 and 2018 was not material.

The Company makes an accrual at the end of each accounting period for the obligations associated with the earned but unpaid wages of its worksite employees and for the accrued gross billings associated with such wages. These accruals are included in unbilled accounts receivable. The Company generally requires clients to pay invoices for service fees no later than 1 day prior to the applicable payroll date. As such the Company generally does not require collateral.